Warrants Liabilities (Details) - USD ($)			6 Months Ended
	Jan. 26, 2024	Jan. 13, 2022	Sep. 30, 2024	Sep. 30, 2023	Nov. 15, 2024
Warrants Liabilities [Line Items]
Price per warrant to purchase (in Dollars per share)			$ 0.01
Warrants to purchase ADS (in Shares)	597,015		30,000
Warrants exercise price per share (in Dollars per share)	$ 6.7		$ 48		$ 2.74
Offering price per share (in Dollars per share)			$ 40
Fair value of warrants liability		$ 522,116
Additional paid-in capital		$ 522,116
Recognized loss on fair value warrant liabilities			$ 369
Recognized gain on fair value warrant liabilities				$ 1,833
Company agreed to sell stocks (in Shares)	597,015	625,000
Purchase price per share (in Dollars per share)	$ 6.7
Warrants expire date	5 years 6 months
Change in fair value of representative’s warrants liability			$ 1,121,968	$ (1,833)
Representative’s Warrants Liability [Member]
Warrants Liabilities [Line Items]
Warrants issued and outstanding (in Shares)
Investors Warrants Liability [Member]
Warrants Liabilities [Line Items]
Warrants issued and outstanding (in Shares)
Recognized loss on fair value warrant liabilities			$ 1,121,599
Change in fair value of representative’s warrants liability	$ 541,494
IPO [Member]
Warrants Liabilities [Line Items]
Percentage of warrant to sold			5.00%
Percentage of sale of stock			120.00%